NOTE F: SHAREHOLDERS' DEFICIT (Detail) - The following schedule summarizes the changes in the Company’s stock options including non-qualified (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Balance at (in Shares)	1,500,000	1,527,000	1,543,500
Options expired	$ 0.13	$ 0.44
Exercisable at	$ 0.12	$ 0.12